UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2016

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	12
New York Long-Term Tax-Exempt Fund.	30
About Your Fund’s Expenses.	78
Trustees Approve Advisory Arrangements.	80
Glossary.	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market Fund	0.25%	0.48%	0.05%	0.00%	0.05%
New York Tax-Exempt Money Market Funds Average					0.01
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	1.59%	3.08%	1.64%	2.37%	4.01%
Admiral™ Shares	1.66	3.22	1.68	2.37	4.05
Barclays NY Municipal Bond Index					3.36
New York Municipal Debt Funds Average					3.61

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2015, Through May 31, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	$11.84	$12.11	$0.191	$0.011
Admiral Shares	11.84	12.11	0.196	0.011

Chairman’s Letter

Dear Shareholder,

Sustained demand helped the broad U.S. municipal bond market return well over 3% for the six months ended May 31, 2016, outpacing the broad taxable market.

Investors were especially drawn to securities offering additional yield. That preference helped Vanguard New York Long-Term Tax-Exempt Fund, which was tilted toward longer-dated and lower-quality investment-grade munis. The fund returned 4.01% for Investor Shares and 4.05% for Admiral Shares, outpacing the 3.36% return of its benchmark and the 3.61% average return of its peers. Price appreciation accounted for more than half of that result.

Because prices and yields move in opposite directions, the Long-Term Fund’s 30-day SEC yield dropped from 2.06% for Investor Shares at the end of November to 1.59% at the end of May.

Yields for tax-exempt money market instruments, however, moved higher. Vanguard New York Tax-Exempt Money Market Fund’s 7-day SEC yield rose to 0.25% by the end of the period, a level not seen since 2009. Much lower yields early on, though, put the fund’s return at 0.05% for the six months. The average return for its peers was 0.01%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, however, only the

Money Market Fund owned securities that would generate income distributions subject to the AMT.

Before discussing the markets, I wanted to give you a brief update on money market reform. As I’ve mentioned, key aspects of the Securities and Exchange Commission’s regulatory changes will take effect in October. Their impact on the Money Market Fund, which will be designated a retail fund, will be minimal. The fund will continue to seek to maintain a stable share price of $1.

Bonds enjoyed a strong ride after some early weakness
The broad U.S. taxable bond market returned 3.12% for the half year. After dipping in December, taxable bonds climbed. The yield of the 10-year U.S. Treasury note closed at 1.85% at the end of May, down from 2.22% six months earlier.

The period began with the Federal Reserve’s long-anticipated but small increase in short-term interest rates. Through the succeeding months, mixed signals from Fed officials—as well as from global economic data—created uncertainty about when the next increase might occur.

Money market funds and savings accounts produced limited returns as the Fed’s target rate of 0.25%–0.5% remained historically low, despite the quarter-percentage-point rise in December.

Market Barometer
			Total Returns
		Periods Ended May 31, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.12%	2.99%	3.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.42	5.87	5.07
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.12	0.05

Stocks
Russell 1000 Index (Large-caps)	1.64%	0.78%	11.44%
Russell 2000 Index (Small-caps)	-2.86	-5.97	7.86
Russell 3000 Index (Broad U.S. market)	1.29	0.22	11.15
FTSE All-World ex US Index (International)	-1.14	-10.87	0.52

CPI
Consumer Price Index	1.22%	1.02%	1.23%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned more than 9%. In a reversal from the trend of recent years, many foreign currencies strengthened against the dollar, boosting international bond returns for U.S. investors. Even without this currency benefit, international bond returns were solidly positive.

In a tale of two halves, stocks fell and then rose
U.S. stocks advanced about 1% for the six months. Equities retreated over the period’s first three months before rebounding, partly as a sharp recovery in oil prices seemed to alleviate fears of a global economic slowdown.

International stocks fared worse than their U.S. counterparts, returning about –1%. Emerging-market stocks rose a bit, while stocks from the developed markets of Europe and the Pacific region declined. European stocks lagged amid investor anxiety in the lead-up to the United Kingdom’s June vote on whether to remain in the European Union.

Municipal bond investors continued reaching for yield
Even with the Fed’s December rate increase—the first in almost a decade—yields for all but the shortest-dated munis moved lower. Demand for these securities was fueled in part by concerns about the fragile state of global growth.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market Fund	0.16%	—	0.10%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.97

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.11%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Other contributing factors included the subdued outlook for inflation (with oil prices volatile but still low) and, toward the end of the period, the Fed’s dampening of expectations for further rate hikes.

(Although rising interest rates can hurt bond prices in the near term, they can offer long-term upside, as discussed in the inset box below.) And with many central banks abroad pursuing further

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

monetary easing, the yields on offer from U.S. bonds, including munis, continued to attract international buyers.

That demand helped the market absorb an upturn in New York muni bond supply so far this calendar year compared with the year-earlier period—a trend that ran counter to the decreased supply nationally. The relatively high tax rate for Empire State residents, along with continuing improvement in the state’s budget picture in recent years, also may have contributed to investor interest in these securities.

With investors on the hunt for more yield, longer-dated and lower-rated securities generally outperformed. The Long-Term Fund proved well-positioned as it underweighted bonds with higher credit ratings in favor of A-rated securities relative to its benchmark. And it overweighted maturities of ten years or more.

The Long-Term Fund’s advisor, Vanguard Fixed Income Group, also added value by favoring some sectors of the muni market that performed best, such as hospital and university bonds.

The fund’s premium callable bonds also performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and the potential for favorable returns across many interest rate scenarios.

The fund didn’t have any credit exposure to bonds issued from Puerto Rico, whose debt relief negotiations are ongoing. (Because the commonwealth’s bonds are exempt from federal, state, and local income tax, they often appear in state and national muni bond funds. The Long-Term Fund held one Puerto Rican bond, but it was escrowed to maturity.)

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Consider rebalancing to manage your risk
After you’ve created an investment portfolio—with a diversified mix of stock, bond, and money market funds tailored to your goals, time horizon, and risk tolerance—what next?

As stocks and bonds rise or fall over time, and your portfolio drifts from its original asset allocation, consider rebalancing back to your targets.

Just one year of outsized returns can throw your allocation out of whack. For example, in 2013, the broad stock market (as measured by the Russell 3000 Index) returned nearly 34%, and the broad taxable bond market (as measured by the Barclays U.S. Aggregate Bond Index) returned about –2%. A hypothetical portfolio that tracked the broad domestic market indexes and started the year with 60% stocks and 40% bonds would have ended with a more aggressive mix of 67% stocks and 33% bonds.

Rebalancing would require you to shift assets from well-performing areas toward those that have fallen behind. That isn’t easy or intui tive, but it’s a way to minimize risk rather than maximize returns and to keep hewing close to your investment plan through different types of markets. (You can read more about our approach in Best Practices for Portfolio Rebalancing at vanguard.com/research.)

You might consider, for example, monitoring your portfolio annually or semiannually and rebalancing when your allocations shift about 5 percentage points from their targets. And be aware of the tax implications. You’ll want to consult with your tax advisor, but generally speaking, it may be a good idea to make any asset changes within a tax-advantaged retirement account or to direct new cash flows into the underweighted asset class.

However you go about it, keeping your asset allocation from drifting too far off target can help you stay on track with the investment plan you’ve crafted to meet your financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 10, 2016

Advisor’s Report

For the six months ended May 31, 2016, Vanguard New York Long-Term Tax-Exempt Fund returned 4.01% for Investor Shares and 4.05% for Admiral Shares. Those results were better than the 3.36% return of the benchmark, the Barclays New York Municipal Bond Index. They were also better than the average return of 3.61% for peer-group funds. Vanguard New York Tax-Exempt Money Market Fund returned 0.05%; the average return of its peers was 0.01%.

The investment environment
The period began with market expectations that the Federal Reserve would start raising interest rates in December. The Fed did raise the federal funds target range by a quarter percentage point, to 0.25%–0.5%, citing considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, went against expectations and triggered a large risk-off move in global financial markets. The Fed seemed even less eager to raise rates as it looked at how deteriorating economic conditions abroad

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2015	2016
2 years	0.72%	0.72%
5 years	1.26	1.09
10 years	2.02	1.66
30 years	2.96	2.45
Source: Vanguard.

might impede the United States from reaching the central bank’s employment and inflation targets.

The U.S. economy showed signs of slowing, with GDP expanding by 1.4% in the fourth quarter of 2015, followed by only 0.8% in the first quarter of 2016. The strong dollar, combined with weaker global economic and financial conditions overall, is believed to be behind the slowdown; we expect growth to return to about 2% over the coming year.

Although employment gains were strong early in the six-month period, payrolls slumped in May, in part because of a strike by communications workers; that put the average monthly gain for the period at about 170,000. The unemployment rate sank to 4.7% by the end of May, reflecting job gains but also contraction in the labor force. Core inflation ticked up, from 2.1% in December to 2.2% in May, and headline inflation (including food and energy prices, which tend to be volatile) rose from 0.7% in December to 1.0% in May.

In New York, the economy grew at a slightly slower pace than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Empire State rose about 1%

from November 2015 through April 2016, the latest month for which data is available. The increase in the index at the national level was slightly higher. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

New York State’s finances continued to improve. The fiscal 2017 budget was passed on time and doesn’t significantly rely on one-time revenues. Also, the state has been in a fiscal position to continue adding to its “rainy day” reserve fund, thanks to rising tax revenues. And on the other side of the ledger, spending has been kept in check.

Although New York muni bond issuance increased in the first five months of 2016 compared with a year earlier, it was met with robust demand. Longer-dated securities and those toward the lower end of the investment-grade credit spectrum tended to see more investor interest.

Management of the funds
The Long-Term Fund’s overweight allocation to longer-maturity bonds served it well. But we pulled back to a more neutral stance as valuations at the short end of the yield curve normalized and expectations for a slower Fed rate-hike cycle grew.

In terms of quality, being overweighted in A-rated bonds helped as investors’ reach for yield continued. So did favoring sectors that tend to offer wider credit spreads. They included hospital, university, and project-based bonds.

We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, because they would provide some protection to the funds if rates were to rise sharply.

Tactical duration adjustments to take advantage of shorter-term technical conditions also added value.

A look ahead
Interest rates are likely to remain range- bound for some time, with the pace of U.S. growth determining how low they can go and weakness in the global economy capping how high they can rise.

The Fed seems on track to continue tightening at a much slower pace than in previous cycles. That slower pace, and possibly a lower terminal short-term interest rate, may well keep municipal rates below what we’ve seen over the past ten to 15 years.

With our views on Fed tightening currently reflected in the market, we are starting the second half of the fiscal year more neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

Higher-yielding segments of the muni market are expected to continue producing modestly positive excess returns, with credit fundamentals improving and investors continuing to reach for yield.

Municipal defaults are likely to remain isolated events. Still, we will try to build an even greater bias in our portfolios toward liquid, favorably structured securities from issuers with solid credit fundamentals; that should provide some cushion if economic growth slackens.

With future Fed hikes dependent on economic data, rate volatility is likely to stay elevated, and short periods of market dislocation are to be expected. The funds’ liquidity should position us to take advantage of any buying opportunities that arise from such dislocation.

On the money market front, as previously reported, we plan to designate the New York Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to these stable-value offerings.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Adam Ferguson, CFA, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

June 16, 2016

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2016

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.25%
Average Weighted
Maturity	16 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.11%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2006	3.28%	2.81%
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.05	0.01
7-day SEC yield (5/31/2016): 0.25%

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.01%	0.02%	0.87%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.8%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	0.410%	6/7/16 LOC	9,220	9,220
Babylon NY BAN	2.000%	7/1/16	14,650	14,669
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.450%	6/7/16 LOC	3,800	3,800
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.450%	6/7/16 LOC	4,140	4,140
Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,004
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.450%	6/7/16 LOC	3,315	3,315
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.420%	6/7/16	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.450%	6/7/16 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the Seneca
Project) VRDO	0.440%	6/7/16 LOC	16,715	16,715
Half Hollow Hills NY Central School District TAN	2.000%	6/28/16	20,500	20,526
Hauppauge NY Union Free School District TAN	2.000%	6/24/16	5,000	5,005
Lancaster NY Central School District BAN	2.000%	6/16/16	19,131	19,144
Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,756
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,258
Massapequa NY Union Free School District BAN	2.000%	7/22/16	6,000	6,013
Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,256
Middletown NY City School District BAN	2.000%	6/29/16	1,450	1,451
Middletown NY City School District BAN	2.000%	6/29/16	23,980	24,008
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.430%	6/7/16 LOC	7,205	7,205

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.400%	6/7/16	30,175	30,175
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.400%	6/7/16 LOC	6,000	6,000
New York City NY GO	5.000%	8/1/16	3,210	3,235
New York City NY GO VRDO	0.350%	6/1/16 LOC	20,350	20,350
New York City NY GO VRDO	0.350%	6/1/16 LOC	11,630	11,630
New York City NY GO VRDO	0.350%	6/1/16 LOC	2,800	2,800
New York City NY GO VRDO	0.370%	6/1/16	600	600
New York City NY GO VRDO	0.380%	6/1/16	1,000	1,000
New York City NY GO VRDO	0.420%	6/7/16 LOC	10,000	10,000
New York City NY GO VRDO	0.420%	6/7/16	34,900	34,900
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.420%	6/7/16 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.410%	6/7/16 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.320%	7/1/16	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.429%	10/3/16	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.440%	6/7/16	11,580	11,580
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.450%	6/7/16	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.480%	6/7/16	6,730	6,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.370%	6/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.410%	6/7/16 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.410%	6/7/16 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.410%	6/7/16 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.410%	6/7/16 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.410%	6/7/16 LOC	14,950	14,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.420%	6/7/16 LOC	16,670	16,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.400%	6/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Atlantic
Court Apartments) VRDO	0.410%	6/7/16 LOC	23,100	23,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.430%	6/7/16 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.430%	6/7/16 LOC	20,000	20,000
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.430%	6/7/16 LOC	25,000	25,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.370%	6/7/16 LOC	9,980	9,980
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.450%	6/7/16 LOC	3,220	3,220
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.440%	6/7/16	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	3,145	3,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	7,550	7,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	6/1/16	4,150	4,150
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	6/1/16	5,925	5,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	2,600	2,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	15,350	15,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	16,900	16,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	6/7/16	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.410%	6/7/16	27,650	27,650

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.430%	6/7/16	5,250	5,250
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.430%	6/7/16	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.430%	6/7/16	3,140	3,140
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.410%	6/7/16	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.430%	6/7/16	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	10,625	10,704
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.410%	6/7/16	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.420%	6/7/16	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.430%	6/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.440%	6/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.440%	6/7/16	3,000	3,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.440%	6/7/16	2,890	2,890
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	6/1/16	3,300	3,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	6/1/16	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.370%	6/1/16	2,300	2,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.380%	6/1/16	12,400	12,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.400%	6/7/16 LOC	13,800	13,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.420%	6/7/16	1,000	1,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.350%	6/1/16	3,650	3,650
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.390%	6/7/16	10,965	10,965
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.480%	12/9/16	15,000	15,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.400%	6/7/16	55,600	55,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.400%	6/7/16	37,100	37,100
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.420%	6/7/16	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.550%	6/7/16	7,020	7,020

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.420%	6/7/16 LOC	20,000	20,000
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	10,000	10,001
New York Metropolitan Transportation Authority
BAN	5.000%	8/1/16	10,000	10,039
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.480%	6/7/16	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.350%	6/1/16 LOC	3,955	3,955
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.390%	6/7/16 LOC	7,700	7,700
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.430%	6/7/16	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.350%	6/1/16 LOC	7,900	7,900
New York Metropolitan Transportation Authority
Revenue VRDO	0.350%	6/1/16 LOC	1,400	1,400
New York Metropolitan Transportation Authority
Revenue VRDO	0.380%	6/7/16 LOC	22,300	22,300
New York Metropolitan Transportation Authority
Revenue VRDO	0.400%	6/7/16 LOC	3,275	3,275
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.400%	6/7/16 LOC	8,900	8,900
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.450%	6/7/16 LOC	3,075	3,075
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.450%	6/7/16 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.450%	6/7/16 LOC	5,295	5,295
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.450%	6/7/16 LOC	11,500	11,500
New York State Dormitory Authority Revenue
(City University of New York)	5.000%	7/1/16	395	395
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/16	1,090	1,094
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.370%	6/7/16	19,400	19,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.470%	6/13/16	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.450%	7/14/16	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.400%	6/7/16	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.400%	6/7/16	16,300	16,300
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.420%	6/7/16 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.400%	6/7/16 LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.410%	6/7/16 LOC	3,965	3,965
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center) TOB
VRDO	0.420%	6/7/16	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.390%	6/7/16 LOC	5,335	5,335
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.390%	6/7/16 LOC	51,715	51,715
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/16	8,000	8,014
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.410%	6/7/16	4,375	4,375
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.430%	6/7/16	8,330	8,330
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.430%	6/7/16	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.430%	6/7/16	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.430%	6/7/16	5,500	5,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.440%	6/7/16	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.440%	6/7/16	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.390%	6/7/16	16,000	16,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.410%	6/7/16	43,100	43,100
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.390%	6/7/16 LOC	5,000	5,000
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.390%	6/7/16 LOC	29,195	29,195
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.420%	6/7/16	7,115	7,115
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.400%	6/7/16	11,580	11,580
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.440%	6/7/16	3,365	3,365
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	2.000%	6/15/16	3,875	3,878
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.430%	6/7/16	3,650	3,650
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.390%	6/7/16 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.400%	6/7/16 LOC	6,500	6,500
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.390%	6/7/16 LOC	6,250	6,250

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.420%	6/7/16 LOC	14,500	14,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.420%	6/7/16 LOC	24,500	24,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.390%	6/7/16 LOC	7,700	7,700
New York State Housing Finance Agency
Housing Revenue (Dock Street Rental LLC)
VRDO	0.400%	6/7/16 LOC	14,800	14,800
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.400%	6/7/16 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.410%	6/7/16 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.430%	6/7/16 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.410%	6/7/16 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.400%	6/7/16 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	0.430%	6/7/16 LOC	14,000	14,000
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.400%	6/7/16 LOC	13,500	13,500
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.400%	6/7/16 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.430%	6/7/16 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.430%	6/7/16	23,705	23,705
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.400%	6/1/16	4,620	4,620
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.400%	6/1/16	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.400%	6/1/16	15,105	15,105
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.410%	6/7/16	11,090	11,090
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.410%	6/7/16	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.430%	6/7/16	24,200	24,200
New York State Power Authority Revenue CP	0.470%	6/2/16	6,341	6,341
New York State Power Authority Revenue CP	0.470%	6/14/16	13,044	13,044
New York State Power Authority Revenue CP	0.470%	6/14/16	10,120	10,120
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	23,405	24,232
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.430%	6/7/16	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.440%	6/7/16	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.410%	6/7/16 LOC	1,300	1,300

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,589
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.460%	6/7/16 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.460%	6/7/16 LOC	39,500	39,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.460%	6/7/16 LOC	31,000	31,000
1 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.520%	6/7/16 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.440%	6/7/16 LOC	3,975	3,975
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.440%	6/7/16 LOC	7,440	7,440
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.450%	6/7/16 LOC	5,040	5,040
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project) VRDO	0.370%	6/7/16 LOC	2,055	2,055
Oyster Bay - East Norwich NY Central School
District TAN	2.000%	6/24/16	5,500	5,505
Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,069
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/16	1,000	1,017
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.420%	6/7/16	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.440%	6/7/16	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.440%	6/7/16	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.480%	6/7/16	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.480%	6/7/16	1,710	1,710
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.450%	6/7/16 LOC	6,225	6,225
Smithtown NY Central School District TAN	2.000%	6/30/16	10,000	10,014
South Country NY Central School District TAN	2.000%	6/27/16	10,500	10,513
Southampton NY Union Free School District
TAN	1.500%	6/27/16	9,000	9,008
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.390%	6/7/16 LOC	7,275	7,275
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.410%	6/7/16 LOC	24,000	24,000
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.410%	6/7/16	3,750	3,750
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.430%	6/7/16	2,660	2,660
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.350%	6/1/16 LOC	1,500	1,500

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.350%	6/1/16 LOC	5,845	5,845
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.390%	6/7/16 LOC	18,110	18,110
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.410%	6/7/16 LOC	11,675	11,675
Ulster County NY BAN	2.000%	11/23/16	8,812	8,874
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.410%	6/7/16	1,000	1,000
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.420%	6/7/16	6,650	6,650
West Babylon NY Union Free School District
TAN	2.000%	6/24/16	8,350	8,359
Williamsville NY Central School District BAN	2.000%	6/15/16	6,928	6,933
				2,021,938
Total Tax-Exempt Municipal Bonds (Cost $2,021,938)				2,021,938

				Amount
				($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard				169
Receivables for Investment Securities Sold				600
Receivables for Accrued Income				4,386
Receivables for Capital Shares Issued				4,038
Other Assets				4,234
Total Other Assets				13,427
Liabilities
Payables for Capital Shares Redeemed				(3,505)
Payables for Distributions				(7)
Payables to Vanguard				(5,609)
Total Liabilities				(9,121)
Net Assets (100%)
Applicable to 2,025,996,427 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,026,244
Net Asset Value Per Share				$1.00

New York Tax-Exempt Money Market Fund

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	2,026,195
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	49
Net Assets	2,026,244

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $387,380,000, representing 19.1% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	2,110
Total Income	2,110
Expenses
The Vanguard Group—Note B
Investment Advisory Services	230
Management and Administrative	1,143
Marketing and Distribution	298
Custodian Fees	13
Shareholders’ Reports	9
Total Expenses	1,693
Expense Reduction—Note B	(566)
Net Expenses	1,127
Net Investment Income	983
Realized Net Gain (Loss) on Investment Securities Sold	49
Net Increase (Decrease) in Net Assets Resulting from Operations	1,032

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	983	227
Realized Net Gain (Loss)	49	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,032	229
Distributions
Net Investment Income	(985)	(225)
Realized Capital Gain	—	—
Total Distributions	(985)	(225)
Capital Share Transactions (at $1.00 per share)
Issued	563,483	1,259,422
Issued in Lieu of Cash Distributions	962	220
Redeemed	(728,070)	(1,361,922)
Net Increase (Decrease) from Capital Share Transactions	(163,625)	(102,280)
Total Increase (Decrease)	(163,578)	(102,276)
Net Assets
Beginning of Period	2,189,822	2,292,098
End of Period[1]	2,026,244	2,189,822
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.0001	.0001	.0001	.0003	.001
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.0001	.0001	.0001	.0003	.001
Distributions
Dividends from Net Investment Income	(.0005)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.01%	0.01%	0.01%	0.03%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,026	$2,190	$2,292	$2,483	$2,638	$2,846
Ratio of Expenses to
Average Net Assets[2]	0.11%	0.06%	0.07%	0.12%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.09%	0.01%	0.01%	0.01%	0.03%	0.06%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $169,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Tax-Exempt Money Market Fund

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2016, Vanguard’s expenses were reduced by $566,000 (an effective annual rate of 0.05% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.59%	1.66%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	939	6,102	48,863

Yield to Maturity
(before expenses)	1.8%	1.7%	1.8%

Average Coupon	4.8%	4.9%	4.8%

Average Duration	5.9 years	5.6 years	5.8 years

Average Stated
Maturity	16.6 years	13.8 years	13.0 years

Short-Term
Reserves	3.3%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.16	1.12
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.0%
1 - 3 Years	3.3
3 - 5 Years	2.3
5 - 10 Years	10.2
10 - 20 Years	43.4
20 - 30 Years	29.3
Over 30 Years	6.5

Distribution by Credit Quality (% of portfolio)
AAA	22.8%
AA	47.5
A	20.7
BBB	6.4
BB	0.2
B	0.4
Not Rated	2.0

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Investment Focus

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016

				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.51%	2.17%	6.68%	6.02%
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23
2016	1.64	2.37	4.01	3.36
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	4.90%	5.95%	3.92%	0.80%	4.72%
Admiral Shares	5/14/2001	4.98	6.04	4.00	0.80	4.80

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
New York (99.3%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	394
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	183
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,329
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,120
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,887
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,875
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,944
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,691
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
West Project)	5.375%	5/1/29 (12)	3,415	3,842
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,844
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,322
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,166
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	3,069
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,752

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,356
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,621
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,955
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	889
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,033
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,475	6,292
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	19,390	22,339
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	114
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,656
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,637
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,436
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,877
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	5,064
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,727
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/24	500	614
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/25	500	622
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/26	1,000	1,231
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/28	2,000	2,427
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/29	500	605
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,144
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,889
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	748
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,273
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,451
Erie County NY GO	5.000%	4/1/22	1,630	1,945
Erie County NY GO	5.000%	4/1/23	1,000	1,197
Erie County NY GO	5.000%	4/1/25	560	664

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	6,051
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,822
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,394
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.450%	6/7/16	6,035	6,035
Freeport NY GO	5.000%	1/15/23	2,335	2,747
Freeport NY GO	5.000%	1/15/24	2,540	2,972
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,341
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	364
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	604
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,200
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,574
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,699
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,485
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,924
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,493
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,218
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	100
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,785
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,527
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	2,059
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,861
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,880
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	12,370	12,674
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	11,235	11,511
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	7,925	9,061
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	28,525	33,530

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.250%	6/1/16 (Prere.)	7,500	7,500
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	100	102
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	930	1,042
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	4,070	4,539
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/19 (Prere.)	2,225	2,555
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21	2,000	2,337
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	16,859
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	1,500	1,789
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	3,400	4,023
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	1,000	1,234
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	12,219
Long Island NY Power Authority Electric
System Revenue	4.500%	5/1/28 (14)	1,880	1,907
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/28	1,000	1,220
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/34	4,500	5,323
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/35	6,000	7,068
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,325	8,554
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/38	11,005	12,324
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/39	5,500	6,434
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	9,140	10,641
2 Long Island NY Power Authority Electric
System Revenue PUT	0.957%	11/1/18	3,000	2,985
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,760
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	7,036
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	4,010	4,027
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,147
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,555

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,331
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,934
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,957
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,753
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,815
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,551
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,819
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,229
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	2,009
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,708
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,202
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,631
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,726
Nassau County NY GO	5.000%	10/1/20	9,025	10,390
Nassau County NY GO	5.000%	1/1/22	5,000	5,872
Nassau County NY GO	5.000%	4/1/24	5,000	6,111
Nassau County NY GO	5.000%	1/1/27	3,000	3,710
Nassau County NY GO	5.000%	1/1/28	2,815	3,460
Nassau County NY GO	5.000%	4/1/29	4,320	5,182
Nassau County NY GO	5.000%	4/1/34	5,740	6,755
Nassau County NY GO	5.000%	4/1/35	1,500	1,758
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/21	4,430	5,144
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/22	2,225	2,631
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/27	5,695	6,520
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,254
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,114

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/27	4,000	4,521
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/32	995	1,103
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/37	8,190	9,018
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/42	3,000	3,291
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	843
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	609
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,689
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,985
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,773
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,831
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	2,047
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,164
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,262
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	397
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	406
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	510
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	447
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,245	1,463

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,324
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,160
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,432
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,710
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,022
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	903
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,675
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,593
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,184
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	2,005
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,158
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,509
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,248
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,791
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,152
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	2,500	2,613
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	243
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	326
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	270
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	371
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	783
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	781
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	682
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,157
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,182
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,178

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.470%	6/7/16 LOC	3,535	3,535
New York City NY GO	5.000%	8/1/16 (Prere.)	95	96
New York City NY GO	5.000%	1/1/17 (Prere.)	935	959
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,024
New York City NY GO	5.000%	10/1/17 (Prere.)	455	481
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,354
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,115
New York City NY GO	5.375%	4/1/19 (Prere.)	700	786
New York City NY GO	5.450%	4/1/19 (Prere.)	2,185	2,459
New York City NY GO	5.250%	9/1/21	5,750	6,321
New York City NY GO	5.000%	8/1/22	5,000	6,052
New York City NY GO	5.000%	8/1/22	4,000	4,637
New York City NY GO	5.000%	8/1/22	4,250	4,773
New York City NY GO	5.250%	8/15/22	10,000	10,957
New York City NY GO	5.250%	9/1/22	12,000	13,183
New York City NY GO	5.000%	8/1/23	5,000	6,196
New York City NY GO	5.000%	8/1/24	4,000	4,984
New York City NY GO	5.250%	8/15/24	13,765	15,035
New York City NY GO	5.000%	8/1/25	2,000	2,514
New York City NY GO	5.000%	8/1/25	10,540	12,496
New York City NY GO	5.000%	8/1/26	4,370	5,493
New York City NY GO	5.000%	8/1/26	3,000	3,809
New York City NY GO	5.000%	8/1/26	5,000	6,254
New York City NY GO	5.000%	8/15/26	14,500	15,736
New York City NY GO	5.250%	8/15/26	5,100	5,562
New York City NY GO	5.000%	4/1/27	5,000	5,950
New York City NY GO	5.000%	8/1/27	5,000	6,342
New York City NY GO	5.000%	8/1/27	15,290	18,123
New York City NY GO	5.000%	8/1/27	4,550	5,631
New York City NY GO	5.000%	8/1/27	9,900	12,095
New York City NY GO	5.000%	5/15/28	4,500	5,005
New York City NY GO	5.000%	8/1/28	4,000	4,903
New York City NY GO	5.000%	8/1/28	3,000	3,713
New York City NY GO	5.000%	8/1/28	5,000	6,304
New York City NY GO	5.000%	8/1/28	7,000	7,836
New York City NY GO	5.000%	8/1/28	1,915	2,253
New York City NY GO	5.000%	8/1/28	3,710	4,389
New York City NY GO	6.250%	10/15/28	45	51
New York City NY GO	5.625%	4/1/29	3,000	3,374
New York City NY GO	5.000%	8/1/29	5,000	6,106
New York City NY GO	5.000%	8/1/29	8,500	10,576
New York City NY GO	5.000%	8/1/29	5,000	6,278
New York City NY GO	5.000%	8/1/29	2,500	2,935
New York City NY GO	5.000%	8/1/30	3,000	3,689
New York City NY GO	5.000%	8/1/30	5,000	6,261
New York City NY GO	5.000%	8/1/30	2,185	2,575
New York City NY GO	5.000%	8/1/30	6,220	7,545
New York City NY GO	5.000%	8/1/30	2,335	2,829
New York City NY GO	5.000%	3/1/31	6,000	7,186
New York City NY GO	5.450%	4/1/31	6,315	7,068
New York City NY GO	5.000%	8/1/31	5,000	6,179
New York City NY GO	5.000%	8/1/31	2,230	2,617

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/31	3,000	3,521
New York City NY GO	5.000%	8/1/31	1,500	1,776
New York City NY GO	5.000%	8/1/31	2,000	2,426
New York City NY GO	5.000%	3/1/32	5,000	5,974
New York City NY GO	5.000%	8/1/32	4,000	4,841
New York City NY GO	5.000%	8/1/32	2,985	3,495
New York City NY GO	5.000%	3/1/33	7,500	8,930
New York City NY GO	5.000%	8/1/33	2,875	3,528
New York City NY GO	5.000%	10/1/33	6,500	7,718
New York City NY GO	5.000%	10/1/34	2,000	2,375
New York City NY GO	5.000%	8/1/35	3,500	4,088
New York City NY GO	5.375%	4/1/36	3,300	3,708
New York City NY GO	5.000%	6/1/36	910	1,092
New York City NY GO	5.000%	10/1/36	3,000	3,518
New York City NY GO	5.000%	3/1/37	6,790	7,981
New York City NY GO VRDO	0.350%	6/1/16 LOC	7,805	7,805
New York City NY GO VRDO	0.360%	6/1/16	500	500
New York City NY GO VRDO	0.360%	6/1/16	3,200	3,200
New York City NY GO VRDO	0.370%	6/1/16	4,000	4,000
New York City NY GO VRDO	0.380%	6/1/16	3,100	3,100
New York City NY GO VRDO	0.420%	6/7/16	5,000	5,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,287
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,409
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,691
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,224
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,251
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,652
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,557
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,488
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,661
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,677
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,124
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,176
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	3,133
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,325
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,102
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,739

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,105
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,801
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,647
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,280
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,200
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(8 Spruce Street)	3.500%	2/15/48	5,000	5,125
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,543
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,960
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,517
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	5,780
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,283
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,762
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	34,550	40,058
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,918
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,157
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,552
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,273

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,766
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,504
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,490
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	7,189
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,994
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	3,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,956
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	12,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,982
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,473
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,578
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,998
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,423
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,530
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,696
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,721
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,946
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,904
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,905
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,999
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	17,187
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	28,892

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,805
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.430%	6/7/16	1,505	1,505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	6/1/16	1,400	1,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	6/1/16	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	11,500	11,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	6/7/16	12,500	12,500
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,784
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	5,016
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,819
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,946
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,443
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,589
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	6,909
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,587
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,330
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,570
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,458
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,304
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,352
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,961
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	551

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	5,077
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,841
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	549
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,646
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,704
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,741
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,020
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,001
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,951
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,428
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	16,326
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,813
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,844
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,377
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	6,002
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	7,046
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,377
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,661
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,620	5,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	7,125
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	17
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,442
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,567
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,818
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,180

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,129
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,339
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	4,985	5,565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,758
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	2,880	2,988
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	3,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,309
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,147
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,602
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,467
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,678
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,609
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,975
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	12,124
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,805
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,640
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,568
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,443
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,967

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	6,018
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	6,024
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,556
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,330
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,802
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	4,103
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,973
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	6/1/16	3,500	3,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	6/1/16	6,800	6,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.370%	6/1/16	12,700	12,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.380%	6/1/16	2,500	2,500
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.350%	6/1/16	2,485	2,485
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.370%	6/1/16	1,035	1,035
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,273
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,405
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,402
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.400%	6/7/16	8,000	8,000
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,175
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	8,031
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,815
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,648
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	15,355
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,734
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	6,600	6,961
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,771
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	17,364
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,275
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	8,043

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	27,074
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	23,064
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,870
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,960
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	20,497
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	29,923
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,982
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,976
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,503
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,590
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,475	74,869
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,699
3 New York Metropolitan Transportation Authority
Revenue	0.869%	11/1/22 (4)	3,750	3,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,229
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,665
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,737
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	12,078
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,294
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,227
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,327
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,647
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,851
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,429
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,913
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,267
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,427
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,392
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,178
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,703
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,172

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,178
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,005
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	8,267
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,355
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,443
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,790
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	6,096
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	4,176
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,927
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	6,103
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,797
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,188
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	6,059
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,595
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,328
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,702
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,874
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,443
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	6,081
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,733
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,586
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,586
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	101
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	458
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,415
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,223

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	13,199
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,217
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,206
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,908
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,830
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.350%	6/1/16 LOC	300	300
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	4,237
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	1,270	1,446
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,762
New York Metropolitan Transportation Authority
Revenue VRDO	0.350%	6/1/16 LOC	900	900
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	4,235	4,251
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,345	4,548
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,534
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,178
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,682
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,169
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,860
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,166
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,685
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	13,500	15,558
4 New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,397
4 New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,748
4 New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,799
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	943
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,240
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,502
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,872
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,386

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,138
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,136
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	798
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	632
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,727
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,133
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,527
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,506
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	356
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	311
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	347
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	273
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	445
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	340
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	615
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,181
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	395
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	668
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,399
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	283
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	502
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,629
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,488
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,232
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	924
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	609
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,637

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,587
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,083
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,601
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,739
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	4,151
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,822
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,707
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,734
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,370
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,792
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,160
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	545
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	799
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	697
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,072
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	531
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	500	572
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,057
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,193
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,709
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,143
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,427
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,370
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,011
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,187
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,197

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,084
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	819
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	812
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	866
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,846
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	909
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	489
5 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	17,056
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,233
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,970
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,465
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,222
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,056
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,217
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,864
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,979
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,853
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,571
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,580
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,529
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	1,800	1,833
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	5,495	5,596
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,285	4,363
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,035	4,109

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	3,965	4,038
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	4.000%	5/1/20	350	385
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,878
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,172
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,752
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,163
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,886
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,443
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,630
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,415
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,995
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	8,078
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,183
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,164
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,523
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,585
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,844
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,372

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	37
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	37
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,455
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,645
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	795	887
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	10,000	10,236
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	7,136
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,833
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,464
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,544
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,663
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	6,112
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,941
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,878
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,359
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,680
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,973
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,406
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,543
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,076
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,991

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	14,321
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,942
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,444
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	486
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	612
4 New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	527
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,192
4 New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,240
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,137
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	594
4 New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	621
4 New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	619
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,335
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	2,010
4 New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,443
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,615
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,603
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,276
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,419
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,215
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,268
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,727
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.390%	6/7/16	1,600	1,600
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	4,610	5,198
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,702
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,622
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,469

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (15)	4,375	5,482
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,812
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,187
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,218
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,213
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,812
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	898
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,194
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,191
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	735
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,187
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	635
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/17 (Prere.)	9,000	9,439
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	740	923
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	803
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,818
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,860
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,573
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	3,002
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,672
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	3,029
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,566
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,968
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,568
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	2,054
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,328
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/16 (Prere.)	3,665	3,678

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,673
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,429
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,502
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,804
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,497
5 New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	8,405	8,618
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	1,000	1,025
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,610
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,168
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,479
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	140
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	655	663
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	411
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	686
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	423
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	692
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	73
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	146
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	393
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	295	311
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,513
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,430
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	332
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	437
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	535
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	80	82

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,650	1,695
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	615	630
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	635
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,776
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,937
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,221
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	6,061
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	6,045
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,314
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,602
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,985
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,400
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,864
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.430%	6/7/16	7,500	7,500
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	0.683%	5/1/32 (10)	4,725	4,205
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	0.683%	5/1/32 (10)	3,250	2,893
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	0.683%	5/1/32 (10)	3,525	3,137
New York State Energy Research & Development
Authority Pollution Control Revenue (Niagara
Mohawk Corp.)	1.142%	12/1/25 (2)	2,535	2,424
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	7,801
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,904
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	3,061
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	1,985	1,993

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,372
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	7,207
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,355
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	6,174
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	6,127
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/33	5,000	6,151
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	4,145	5,013
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	3,000	3,056
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,755
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,872
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,068
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,499
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,825
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	4,080
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,924
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,292
New York State GO	5.000%	3/1/28	14,550	17,668
New York State GO	5.000%	2/15/39	9,500	10,540
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,447
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.390%	6/7/16 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	16,087

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.400%	6/7/16 LOC	3,000	3,000
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	3,000	3,360
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	970	1,004
New York State Local Government Assistance
Corp. Revenue VRDO	0.430%	6/7/16	6,300	6,300
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,895	1,935
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,087	1,169
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,181
New York State Thruway Authority Revenue	5.000%	5/1/19	5,000	5,570
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	3,026
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,132
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,326
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,664
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,889
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,480
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	3,040
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,083
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,703
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,655
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,531
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,993
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,907
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,613
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,827
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,451
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,368
New York State Thruway Authority Revenue	5.000%	1/1/41	4,000	4,742
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	11,339
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,905
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,654
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,872
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	155
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	6,114
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,060
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,330
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,990
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,328
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,325
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,332
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,494

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,939
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,704
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,146
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,806
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,797
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,321
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17 (Prere.)	7,000	7,239
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	2,500	2,688
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,200
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	5,000	6,414
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	5,000	6,341
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	6,025
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,581
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,028
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,757
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,549
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	10,925
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.410%	6/7/16	5,600	5,600
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,503
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,531
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	367
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,105
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.510%	6/7/16 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,064
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,959
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	523
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	519

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,134
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	653
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	715
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,171
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,958
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,726
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,729
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,211
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	689
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	726
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,288
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,513
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,474
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,501
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,382
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,681
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,630
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,862
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,480
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	4,006
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,161
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,558
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,438
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,673
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,254
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,556

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	5,000	6,034
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	4,455	5,309
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,433
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,046
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,698
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,978
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28	310	387
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29	660	820
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31	450	554
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34	830	1,007
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35	1,510	1,827
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36	545	657
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	10,093
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,860
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	10,341
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,750
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,486
Suffolk County NY GO	5.000%	5/15/20	5,000	5,695
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	7,025
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	504
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,013
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	1,995	2,024
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,921
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,989
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,699

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,205
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,852
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,906
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,185
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	1,110	1,338
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	390	467
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,934
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,397
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,397
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	630
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	12,165
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,652
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,157
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,979
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	746
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,926
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	896
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	616
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,756
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,355
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,435
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,652
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	3,035
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	6,135
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	3,023
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,772
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,222

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,192
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	9,107
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,871
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.430%	6/7/16	4,000	4,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,211
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,229
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,245
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,240
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,970
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,223
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,696
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,137
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,719
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,797
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,358
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	18,520	23,647
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	6,183
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	12,342
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,611
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,833
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,644
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,848
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	8,000	10,000
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,246
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	29,152
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	32,829
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	191
Westchester County NY GO	5.000%	7/1/16	9,345	9,380

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY GO	5.000%	7/1/16 (ETM)	315	316
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	209
Westchester County NY GO	5.000%	7/1/17	9,280	9,718
Westchester County NY GO	5.000%	7/1/17 (ETM)	860	900
Westchester County NY GO	5.000%	1/1/21	1,550	1,819
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	103
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,265
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,944
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	2,081
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	270
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	922
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,543
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,616
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,697
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,479
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,214
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,209
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,204
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,941
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	7,500	8,597
Yonkers NY GO	5.000%	10/1/20	1,000	1,147
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,869
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,447
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,144
				4,377,498
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,637
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,314
				9,951
Guam (0.0%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,159

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,153
Total Tax-Exempt Municipal Bonds (Cost $4,059,504)				4,389,761

New York Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.5%)
Other Assets
Investment in Vanguard	360
Receivables for Investment Securities Sold	1,488
Receivables for Accrued Income	50,391
Receivables for Capital Shares Issued	1,858
Other Assets	500
Total Other Assets	54,597
Liabilities
Payables for Investment Securities Purchased	(23,886)
Payables for Capital Shares Redeemed	(2,065)
Payables for Distributions	(3,953)
Payables to Vanguard	(4,349)
Other Liabilities	(114)
Total Liabilities	(34,367)
Net Assets (100%)	4,409,991

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	4,077,076
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,584
Unrealized Appreciation (Depreciation)
Investment Securities	330,257
Futures Contracts	74
Net Assets	4,409,991

Investor Shares—Net Assets
Applicable to 40,902,765 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	495,436
Net Asset Value Per Share—Investor Shares	$12.11

Admiral Shares—Net Assets
Applicable to 323,182,032 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,914,555
Net Asset Value Per Share—Admiral Shares	$12.11

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $28,501,000, representing 0.6% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
5 Securities with a value of $1,264,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	70,972
Total Income	70,972
Expenses
The Vanguard Group—Note B
Investment Advisory Services	229
Management and Administrative—Investor Shares	361
Management and Administrative—Admiral Shares	1,832
Marketing and Distribution—Investor Shares	58
Marketing and Distribution—Admiral Shares	179
Custodian Fees	23
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	2,700
Net Investment Income	68,272
Realized Net Gain (Loss)
Investment Securities Sold	4,320
Futures Contracts	201
Realized Net Gain (Loss)	4,521
Change in Unrealized Appreciation (Depreciation)
Investment Securities	94,141
Futures Contracts	72
Change in Unrealized Appreciation (Depreciation)	94,213
Net Increase (Decrease) in Net Assets Resulting from Operations	167,006

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,272	126,210
Realized Net Gain (Loss)	4,521	14,803
Change in Unrealized Appreciation (Depreciation)	94,213	7,811
Net Increase (Decrease) in Net Assets Resulting from Operations	167,006	148,824
Distributions
Net Investment Income
Investor Shares	(7,348)	(14,063)
Admiral Shares	(60,924)	(112,144)
Realized Capital Gain
Investor Shares	(385)	—
Admiral Shares	(3,246)	—
Total Distributions	(71,903)	(126,207)
Capital Share Transactions
Investor Shares	62,447	1,288
Admiral Shares	282,624	341,878
Net Increase (Decrease) from Capital Share Transactions	345,071	343,166
Total Increase (Decrease)	440,174	365,783
Net Assets
Beginning of Period	3,969,817	3,604,034
End of Period[1]	4,409,991	3,969,817
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.84	$11.77	$11.11	$12.03	$11.24	$11.04
Investment Operations
Net Investment Income	.191	. 390.404		. 397.405		.420
Net Realized and Unrealized Gain (Loss)
on Investments	.281	.070	.660	(.920)	.790	.200
Total from Investment Operations	.472	.460	1.064	(.523)	1.195	.620
Distributions
Dividends from Net Investment Income	(.191)	(. 390)	(. 404)	(. 397)	(. 405)	(. 420)
Distributions from Realized Capital Gains	(.011)	—	—	—	—	—
Total Distributions	(. 202)	(. 390)	(. 404)	(. 397)	(. 405)	(. 420)
Net Asset Value, End of Period	$12.11	$11.84	$11.77	$11.11	$12.03	$11.24

Total Return[1]	4.01%	3.97%	9.71%	-4.38%	10.80%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$495	$423	$417	$391	$528	$498
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.18%	3.26%	3.57%	3.47%	3.48%	3.82%
Portfolio Turnover Rate	12%	17%	27%	23%	16%	22%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.84	$11.77	$11.11	$12.03	$11.24	$11.04
Investment Operations
Net Investment Income	.196	.400	.413	.406	.414	.428
Net Realized and Unrealized Gain (Loss)
on Investments	.281	.070	.660	(.920)	.790	.200
Total from Investment Operations	.477	.470	1.073	(.514)	1.204	.628
Distributions
Dividends from Net Investment Income	(.196)	(. 400)	(. 413)	(. 406)	(. 414)	(. 428)
Distributions from Realized Capital Gains	(.011)	—	—	—	—	—
Total Distributions	(. 207)	(. 400)	(. 413)	(. 406)	(. 414)	(. 428)
Net Asset Value, End of Period	$12.11	$11.84	$11.77	$11.11	$12.03	$11.24

Total Return[1]	4.05%	4.06%	9.80%	-4.31%	10.89%	5.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,915	$3,547	$3,187	$2,697	$2,970	$2,527
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.26%	3.34%	3.65%	3.55%	3.56%	3.90%
Portfolio Turnover Rate	12%	17%	27%	23%	16%	22%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

New York Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $360,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,389,761	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	(87)	4,389,761	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	377	45,284	74

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

At May 31, 2016, the cost of investment securities for tax purposes was $4,061,450,000. Net unrealized appreciation of investment securities for tax purposes was $328,311,000, consisting of unrealized gains of $328,992,000 on securities that had risen in value since their purchase and $681,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2016, the fund purchased $609,714,000 of investment securities and sold $231,515,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2016	November 30, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	107,589	8,956	105,922	9,130
Issued in Lieu of Cash Distributions	6,408	533	11,814	1,002
Redeemed	(51,550)	(4,283)	(116,448)	(9,897)
Net Increase (Decrease)—Investor Shares	62,447	5,206	1,288	235
Admiral Shares
Issued	410,687	34,186	694,995	58,971
Issued in Lieu of Cash Distributions	41,525	3,455	75,223	6,378
Redeemed	(169,588)	(14,120)	(428,340)	(36,356)
Net Increase (Decrease)—Admiral Shares	282,624	23,521	341,878	28,993

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2015	5/31/2016	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.48	$0.55
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,040.10	$1.02
Admiral Shares	1,000.00	1,040.50	0.61
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.45	$0.56
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.11%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Independent Trustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.